Description of Organization and Summary of Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The interim results for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future periods.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of December 31, 2025.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of shares outstanding for the period. For purposes of calculating diluted loss per share, the denominator includes both the weighted average number of shares outstanding during the period and the number of common share equivalents if the inclusion of such common share equivalents is dilutive.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2025, the Company did not have deferred tax assets or liabilities.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The interim results for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future periods.

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of March 31, 2026 and December 31, 2025.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of shares outstanding for the period. For purposes of calculating diluted loss per share, the denominator includes both the weighted average number of shares outstanding during the period and the number of common share equivalents if the inclusion of such common share equivalents is dilutive.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2026 and December 31, 2025, the Company did not have a deferred tax liability as the deferred tax asset was fully offset by a valuation allowance.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of March 31, 2026 and December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of March 31, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2025, the Company did not have deferred tax assets or liabilities.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2026 and December 31, 2025, the Company did not have a deferred tax liability as the deferred tax asset was fully offset by a valuation allowance.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and underpayment of income tax as income tax expense. As of March 31, 2026 and December 31, 2025, the Company did not incur interest and penalties related to underpayment of income taxes. There were no unrecognized tax benefits as of March 31, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Standards

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has not yet adopted the ASU 2023-09 and is currently evaluating its impact on the Company’s financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on December 4, 2025 (inception). The adoption of ASU 2023-07 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

HZO, Inc. and Subsidiaries
Description of Organization and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company’s unaudited interim condensed consolidated financial statements as of March 31, 2026 and for the three months ended March 31, 2026 and 2025 have been prepared for interim financial reporting. These condensed consolidated financial statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments and accruals) necessary for a fair statement of the results for the periods presented in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The year-end condensed consolidated balance sheet data was derived from our audited consolidated financial statements but does not include all disclosures including certain notes required by U.S. GAAP on a recurring basis. Operating results for the three months ended March 31, 2026 are not necessarily indicative of the results that may be expected for any other interim period or the fiscal year ending December 31, 2026. These condensed consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared using the accrual basis of accounting.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared using the accrual basis of accounting.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of HZO, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of HZO, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key management estimates include allowance for credit losses, inventory valuation, useful lives for property and equipment, embedded derivative liability, common stock for stock-based compensation, preferred stock, warrants, tax valuation allowance, and goodwill valuation.

Changes in trade policies and tariffs can impact the Company’s cost projections and market pricing, which are considered in assessing inventory valuations and impairment of assets. The Company will continue to monitor ongoing regulatory developments and adjust future estimates as necessary.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key management estimates include allowance for credit losses, inventory valuation, useful lives for property and equipment, embedded derivative liability, common stock for stock-based compensation, preferred stock, warrants, tax valuation allowance, and goodwill valuation.

Changes in trade policies and tariffs can impact the Company’s cost projections and market pricing, which are considered in assessing inventory valuations and impairment of assets. The February 20, 2026 U.S. Supreme Court decision invalidating certain tariffs occurred after year-end and is treated as a non-recognized subsequent event. The Company will continue to monitor ongoing regulatory developments and adjust future estimates as necessary.

Significant Accounting Policies

Summary of Significant Accounting Policies

Our significant accounting policies are disclosed in Note 1 Description of Organization and Summary of Significant Accounting Policies of the consolidated financial statements for the years ended December 31, 2025 and 2024.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which generally exceed federally insured limits. Cash was $4,614,895 and $4,572,687 at March 31, 2026 and December 31, 2025, respectively. To date, the Company has not experienced a loss or lack of access to its cash and cash equivalents; however, no assurance can be provided that access to the Company’s cash will not be impacted by adverse conditions in the financial markets. In the normal course of business, the Company provides credit terms to its customers and generally requires no collateral. A major customer is considered to be one that comprises more than 10% of the Company’s accounts receivable or sales. For the three months ended March 31, 2026, two customers totaled approximately 89% of accounts receivable and approximately 77% of revenue. For the three months ended March 31, 2025, two customers totaled approximately 85% of accounts receivable of which one customer totaled approximately 70% of revenue.

Major vendors are defined as those vendors receiving payments which exceed 10% of the Company’s total expenditures. There were no vendors receiving payments that exceeded 10% of the Company’s total expenditures for the three months ended March 31, 2026 and 2025.

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which generally exceed federally insured limits. Cash was $4,572,687 and $478,626 at December 31, 2025 and 2024, respectively. To date, the Company has not experienced a loss or lack of access to its cash and cash equivalents; however, no assurance can be provided that access to the Company’s cash will not be impacted by adverse conditions in the financial markets. In the normal course of business, the Company provides credit terms to its customers and generally requires no collateral. A major customer is considered to be one that comprises more than 10% of the Company’s accounts receivable or sales. For the year ended December 31, 2025, two customers totaled approximately 82% of accounts receivable and two customers totaled approximately 62% of revenue. For the year ended December 31, 2024, two customers totaled approximately 85% of accounts receivable and four customers totaled approximately 77% of revenue.

Major vendors are defined as those vendors receiving payments which exceed 10% of the Company’s total expenditures. There were no vendors receiving payments that exceeded 10% of the Company’s total expenditures for the years ended December 31, 2025 and 2024.

Accounts Receivable

Accounts Receivable

The Company records its accounts receivable at sales value and establishes specific reserves for those customer accounts identified with collection problems due to insolvency or other credit issues. The amounts of the specific reserves are estimated by management based on various assumptions including the customer’s financial position, age of the customer’s receivables, and changes in payment schedules and historical loss data combined with reasonable and supportable forecasts. Account balances are charged off against the allowance for credit losses when the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.

Accounts Receivable

The Company records its accounts receivable at sales value and establishes specific reserves for those customer accounts identified with collection problems due to insolvency or other credit issues. The amounts of the specific reserves are estimated by management based on various assumptions including the customer’s financial position, age of the customer’s receivables, and changes in payment schedules and historical loss data combined with reasonable and supportable forecasts. Account balances are charged off against the allowance for credit losses when the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.

Disaggregated Revenue

Disaggregated Revenue

The following table presents the Company’s revenue by type for the three months ended March 31:

	2026	2025
Coating services, recurring	$1,466,706	$1,065,091
Equipment sales	59,828	4,846
Total Revenue	$1,526,534	$1,069,937

Contract Assets and Liabilities

The following table provides information about receivables and contract liabilities from contracts with customers as of March 31, 2026 and December 31, 2025:

	As of	As of
	March 31,	December 31,
	2026	2025
Receivables, gross	$1,248,171	$808,073
Contract liabilities	$—	$21,728

Receivables are included in accounts receivable, net of allowance for credit losses and contract liabilities are included in deferred revenue on the consolidated balance sheets. The total allowance for credit losses was $3,036 and $5,447 as of March 31, 2026 and December 31, 2025, respectively.

Revenue Recognition

The Company generates revenue primarily from five major sources: (1) coating services, which is comprised of fees charged to provide coating services; (2) royalties from right to use IP license, which is comprised of fees charged to customers who have been granted the right to use the Company’s functional intellectual property (“IP”) license in order to perform coating services themselves; (3) equipment sales, which is comprised of sales of coating equipment directly to customers; (4) professional services, which is comprised of installation, training and ongoing maintenance and support of equipment, and (5) coating material sales. Revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services when control of these goods or services is transferred to the Company’s customers. Revenues are recognized net of applicable taxes imposed on the related transaction.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The following describes the nature of the Company’s primary types of revenue and the revenue recognition policies as they pertain to the types of transactions the Company enters into with its customers. The Company’s contract payment terms are generally 30-60 days.

Coating services

Coating services revenue, which is disaggregated within coating services, is fees from providing coating services to its customers. In some cases, these services are performed in the Company’s own facility and in some cases these services are performed in a dedicated space within the customer’s facility. All coating services revenue is recognized on a per unit basis when the coating of the product is completed and delivered.

Royalties from IP license

Royalties revenue, which is disaggregated within coating services, is derived from customers who have been given the right to use the Company’s functional IP license in order to perform coating services and must pay a per unit royalty for the use of the IP license. Revenue from royalties is treated as a combined performance obligation with equipment sales and installation services. The Company recognizes the usage-based royalties as earned.

Equipment sales

Equipment sales revenue, which is disaggregated within equipment, is derived from sales of equipment to customers. The customers are then able to perform the coating service or, in some cases, to hire the Company to perform the coating service. The equipment is sold on a fixed fee basis. In cases where the customer performs their own coating service, revenue from equipment sales is treated as a combined performance obligation with royalties from right to use IP and installation services. Revenue allocated to equipment sales is recognized over the period in which it takes the Company to deliver and install the equipment, generally two to three months.

Professional services

Professional services revenue, which is disaggregated within coating services, is derived from installation, training and ongoing maintenance and support of equipment. Training services are billed in advance, on a fixed-fee basis, and revenue is recognized after the training is delivered. Professional services other than installation are treated as separate performance obligations and the revenue for these services is recognized over time as the service is provided. Revenue from installation services is treated as a combined performance obligation with equipment sales and royalties for the right to use IP. Revenue allocated to the installation services is recognized over time as the service is provided, generally two to three months.

Coating materials sales

Coating materials sales revenue, which is disaggregated within coating services, is derived from sales of coating materials to customers. The customers are then able to use the coating materials to perform the coating services. The materials are sold on a fixed fee basis. Revenue from coating material sales is recognized when delivered.

Contracts with Multiple Performance Obligations

Some of the Company’s contracts with customers may contain multiple performance obligations. The Company accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines the SSPs based on its overall pricing objectives by reviewing its significant pricing practices, including discounting practices, geographical locations, the size and volume of transactions, the customer type, price lists, pricing strategies, and historical standalone sales. SSP is analyzed on a periodic basis to identify if the Company has experienced significant changes in its selling prices.

Contract origination and fulfillment costs

The Company generally does not incur costs related to the origination and fulfillment of contracts. As such, the Company does not capitalize any such costs.

Deferred Revenue

Deferred revenue consists of billings and payments received in advance of revenue recognition generated by the services described above. Deferred revenue was $21,728 and $128,704 at December 31, 2025 and 2024, respectively, and consists of payments received for equipment sales containing a repurchase option. Revenue is recognized under this agreement over time as the value of the repurchase option decreases.

Disaggregated Revenue

The following table presents the Company’s revenue by type for the years ended December 31:

	2025	2024
Coating services, recurring	$4,787,766	$3,934,930
Equipment sales	54,420	1,407,896
Total Revenue	$4,842,186	$5,342,826

Contract Assets and Liabilities

The following table provides information about receivables and contract liabilities from contracts with customers at December 31:

	2025	2024	2023
Receivables, gross	$808,073	$1,028,215	$2,512,029
Contract liabilities	$21,728	$128,704	$108,058

Receivables are included in accounts receivable, net of allowance for credit losses and contract liabilities are included in deferred revenue on the consolidated balance sheets. The total allowance for credit losses was $5,447, $191,833, and $197,730 for the years ended December 31, 2025, 2024 and 2023, respectively.

Advertising		Advertising Advertising costs are expensed as incurred. Advertising costs for the three months ended March 31, 2026 and 2025 were $30,982 and $56,045, respectively.	Advertising Advertising costs are expensed as incurred. Advertising costs for the years ended December 31, 2025 and 2024, were $145,490 and $196,398, respectively.
Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that utilization is not presently more likely than not.

Income Taxes

Income taxes are recorded in accordance with ASC Topic 740, Income Taxes, (“ASC 740”) which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Company’s policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense. As of December 31, 2025 and 2024, the Company had no accrued interest or penalties related to uncertain tax positions.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications were made to enhance comparability and consistency with the current year presentation and had no impact on previously reported net loss, comprehensive loss, total assets, total liabilities, stockholders’ equity, or net cash flows for the prior year.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications were made to enhance comparability and consistency with the current year presentation and had no impact on previously reported net loss, comprehensive loss, total assets, total liabilities, stockholders’ equity, or net cash flows for the prior year.

Recent Accounting Standards

Recently Adopted Accounting Standards

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”), which provides additional guidance to stakeholders about how to determine whether a settlement of convertible debt (particularly, cash convertible instruments) at terms that differ from the original conversion terms should be accounted for under the induced conversion or extinguishment guidance. The Company adopted ASU 2024-04 effective January 1, 2026 and applied the guidance prospectively. The adoption had no impact on the Company’s financial position or results of operations.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient for the estimation of expected credit losses for current accounts receivable and current contract assets under ASC 606. The practical expedient election assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The Company adopted ASU 2025-05 effective January 1, 2026 and elected the practical expedient. ASU 2025-05 did not have a material impact on the Company’s financial position or results of operations.

Recent Accounting Pronouncements Not Yet Adopted

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which amends certain aspects of the accounting for and disclosure of software costs under ASC 350-40. The guidance removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively, retrospectively, or via a modified prospective transition method. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-06 on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”), which addresses suggestions received from stakeholders on the accounting standards and to make other incremental improvements to GAAP. ASU 2025-12 addresses thirty-three issues on a broad range of topics which are intended to be improvements that are not expected to have a significant effect on current accounting practice or result in significant costs to most entities. ASU 2025-12 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-12 on its consolidated financial statements.

Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments in this update require that all business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments also require entities on an annual basis to disclose disaggregated amounts of income taxes paid. The Company adopted ASU 2023-09 effective January 1, 2025, which had no impact on the Company’s financial position or results of operations. See Note 16, “Income Taxes,” to the consolidated financial statements, for the additional applicable disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”), which provides additional guidance to stakeholders about how to determine whether a settlement of convertible debt (particularly, cash convertible instruments) at terms that differ from the original conversion terms should be accounted for under the induced conversion or extinguishment guidance. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company, which has adopted ASU 2020-06, is currently evaluating the impact of adopting ASU 2024-04 on its financial statements and expects to adopt the guidance upon its effective date.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient for the estimation of expected credit losses for current accounts receivable and current contract assets under ASC 606. The practical expedient election assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Entities should apply the guidance prospectively and early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-05 on its consolidated financial statements and will adopt the guidance upon its effective date.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which amends certain aspects of the accounting for and disclosure of software costs under ASC 350-40. The guidance removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively, retrospectively, or via a modified prospective transition method. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-06 on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”), which addresses suggestions received from stakeholders on the accounting standards and to make other incremental improvements to GAAP. ASU 2025-12 addresses thirty-three issues on a broad range of topics which are intended to be improvements that are not expected to have a significant effect on current accounting practice or result in significant costs to most entities. ASU 2025-12 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-12 on its consolidated financial statements.